UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5717

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Worldwide Dollar Money Market Fund, Inc.
Statement of Investments
1/31/2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 35.7%	Amount ($)	Value ($)

Canadian Imperial Bank of Commerce (Yankee)
2.37%, 2/17/2005	35,000,000	35,000,000
Credit Suisse First Boston (Yankee)
2.31%, 2/3/2005	35,000,000	35,000,000
HBOS PLC (London)
2.16%, 4/12/2005	25,000,000	25,000,240
HSBC Bank USA
1.56%, 4/22/2005	20,000,000	20,000,000
KBC Bank N.V. (London)
2.15%, 4/12/2005	25,000,000	25,000,481
Landesbank Hessen - Thuringen Girozentrale (London)
2.02%, 3/10/2005	20,000,000	20,000,102
Societe Generale (London)
2.45%, 3/17/2005	35,000,000	35,000,000
Toronto-Dominion Bank (Yankee)
2.15%, 4/15/2005	35,000,000	35,000,000
UniCredito Italiano SpA (Yankee)
2.35%, 2/11/2005	30,000,000	30,000,000
Wells Fargo Bank N.A.
2.30% - 2.48%, 2/4/2005 - 2/7/2005	31,000,000	31,000,000
Total Negotiable Bank Certificates of Deposit
(cost $291,000,823)		291,000,823

Commercial Paper - 41.8%

Allied Irish Banks N.A. Inc.
2.43%, 3/15/2005	30,000,000	29,915,300
Amsterdam Funding Corp.
2.34%, 2/10/2005	36,000,000 a	35,978,940
Atlantis One Funding Corp.
1.93%, 2/16/2005	40,000,000 a	39,968,167
Cafco LLC
2.35%, 2/10/2005	35,000,000 a	34,979,525
Deutsche Bank Financial Inc.
2.50%, 2/1/2005	30,000,000	30,000,000
FCAR Owner Trust
1.86%, 2/7/2005	29,100,000	29,091,076
Harrier Finance Funding
2.11%, 3/24/2005	20,000,000 a	19,940,783
K2 Corp.
2.04%, 3/10/2005	30,000,000 a	29,937,717
Lexington Parker Capital Co. LLC
2.11%, 4/6/2005	26,424,000 a	26,325,820
Mane Funding Corp
2.41%, 2/22/2005	35,000,000 a	34,951,000
UBS Finance Delaware LLC
2.48%, 2/1/2005	30,000,000	30,000,000
Total Commercial Paper
(cost $341,088,328)		341,088,328

Short Term Bank Notes - 3.1%

World Savings Bank
2.34%, 2/7/2005
(cost $24,999,834)	25,000,000	24,999,834

Time Deposits - 13.3%

Chase Manhattan Bank USA (Grand Cayman)
2.50%, 2/1/2005	30,000,000	30,000,000
Danske Bank A/S (Grand Cayman)
2.48%, 2/1/2005	30,000,000	30,000,000
Fortis Bank (Grand Cayman)
2.48%, 2/1/2005	30,000,000	30,000,000
National City Bank (Grand Cayman)
2.50%, 2/1/2005	18,400,000	18,400,000
Total Time Deposits
(cost $108,400,000)		108,400,000

U.S. Government Agencies - 6.1%

Federal Home Loan Banks, Notes
1.32%, 4/29/2005		50,000,000
(cost $50,000,000)	50,000,000	50,000,000

Total Investments (cost $815,488,985)	100.0%	815,488,985
Cash and Receivables (Net)	0.0%	202,617
Net Assets	100.0%	815,691,602

a Securities exempt from registration under Rule 144A of the Secutities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Fund's Board.

At January 31, 2005, these securities amounted to $222,081,952 or 27.2% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)